Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2020	2019	2018
The audit of the company annual accounts[a]	30	32	25
The audit of accounts of subsidiaries of the company	11	11	10
Total audit	41	43	35
Audit-related assurance services[b]	11	4	4
Total audit and audit-related assurance services	52	47	39
Non-audit and other assurance services	1	1	2
Services relating to bp pension plans	1	1	1
	54	49	42
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services. 2020 fees include audit fees relating to the Petrochemicals disposal.